Commitments and Contingency (Details)	12 Months Ended
Dec. 31, 2022
Commitments and Contingency [Abstract]
Underwriter agreement description	November 10, 2020, the Company entered into an engagement with R.F. Lafferty & Co., Inc. and US Tiger Securities, Inc. (the “Underwriters”).
Lease agreement description	The agreement expired on November 9, 2021 and it was amended by all parties to extend the service termination date to December 31, 2022.On August 16, 2022, US Tiger Securities, Inc. terminated the underwriter agreement with the Company that was executed on November 10, 2020 and amended on November 9, 2021. On August 25, 2022, the Company entered into an engagement with R.F. Lafferty & Co., Inc. and Pacific Century Securities, LLC. (the “New Underwriters”). The agreement will expire on the earlier of August 24, 2023 or the final closing of an Offering. Under the engagement, the Company agrees to pay the following fees: 1) Cash retainer: $100,000 which is refundable to the extent that the New Underwriters’ incurred expenses are less than the retainer paid. 2) Cash fee: At the closing of the IPO, the New Underwriters will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received. 3) Non-Accountable expenses: $150,000 payable at the closing of the IPO which is intended to cover the New Underwriters’ legal and road show expenses associated with the IPO.
Acquire to additional percentage	15.00%